STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
		Sep. 09, 2020	Jan. 02, 2020	Dec. 27, 2018	Jun. 29, 2018	Mar. 16, 2020	Jan. 28, 2020	Nov. 18, 2019	Apr. 25, 2019	Sep. 30, 2020	Nov. 18, 2019	Sep. 30, 2020	Dec. 17, 2019	Dec. 31, 2019	Oct. 30, 2019	Dec. 31, 2018
Stockholders' Equity (Textual)
Common stock, authorized	[1]									500,000,000		500,000,000		500,000,000		500,000,000
Common stock par value (in dollars per share)	[1]									$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, issued	[1]									191,121,339		191,121,339		128,902,124		8,883,922
Common stock, outstanding	[1]									191,121,339		191,121,339		128,902,124		8,883,922
Number of shares issued on debt conversion								17,641,713					99,106,803
Debt conversion								$ 2,792,648
Net loss of conversion								791,857
Net loss on exchange								$ 2,838,599
Preferred stock, authorized										25,000,000		25,000,000		25,000,000		25,000,000
Preferred stock, par value (in dollars per share)										$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, issued										0		0		0		0
Preferred stock, outstanding										0		0		0		0
Shares issued for services (in shares)											3,177,015
Value issued for services												$ (43,500)
Options intrinsic value, outstanding										$ 0		0		$ 0
Gross proceeds of common stock												$ 33,000
Shares of common stock												2,047,500
Restricted stock awards expense										62,766		$ 439,362
Warrants, description												In terms of the Senior Secured convertible notes entered into with various noteholders as described in note 9 above, the Company issued five year warrants exercisable for a total of 41,200,000 shares of common stock at an initial exercise price of $0.05 per share. The warrants have a cashless exercise option and an exercise limitation based on a certain beneficial ownership percentage of 4.99% which may be adjusted to 9.99%. The Company has a mandatory exercise right if the closing price of the common stock trades above $0.15 per share for ten consecutive days and trading volume is at least $250,000. The exercise price of the warrant is adjustable under the following conditions; i) subsequent equity sales are at a price below the exercise price of the warrant; ii) the Company issues options with an exercise price lower than the exercise price of the warrants; iii) issues convertible securities which are convertible into common stock at a price lower than the warrant exercise price; and iv) the option exercise price or rate of conversion for convertible securities results in a lower exercise price than the exercise price of the warrants.
Stock options, description												The maximum number of securities available under the Plan is 800,000 shares of common stock. The maximum number of shares of common stock awarded to any individual during any fiscal year may not exceed 100,000 shares of common stock.
Labrys fund, LP [Member]
Stockholders' Equity (Textual)
Shares issued for services (in shares)									82,572
Gaston Pereira [Member]
Stockholders' Equity (Textual)
Stock options issued															1,000,000
Share Option Plan [Member]
Stockholders' Equity (Textual)
Maximum number of securities available														8,000,000
Maximum number of shares of common stock awarded to any individual														1,000,000
Stock Option [Member]
Stockholders' Equity (Textual)
Options intrinsic value, outstanding										$ 0		$ 0		$ 0
Director [Member]
Stockholders' Equity (Textual)
Shares issued for services (in shares)												2,000,000
Value issued for services												$ 88,000
Chief Operating Officer [Member]
Stockholders' Equity (Textual)
Gross proceeds of common stock												$ 13,500
Shares of common stock												282,146
Chief Executive Officer [Member] | Restricted Stock [Member]
Stockholders' Equity (Textual)
Shares issued for services (in shares)			20,495,000
Executive Officer [Member] | Share Option Plan [Member]
Stockholders' Equity (Textual)
Exercise price				$ 0.04
Supplier [Member]
Stockholders' Equity (Textual)
Shares issued for services (in shares)												535,714
Value issued for services												$ 30,000
Director [Member] | Share Option Plan [Member] | Restricted Stock [Member]
Stockholders' Equity (Textual)
Common stock, outstanding				2,000,000
Shares issued for services (in shares)				70,000	120,000
Subscription Agreements [Member] | Investor [Member]
Stockholders' Equity (Textual)
Gross proceeds of common stock						$ 33,000
Shares of common stock						1,400,000
Employment Agreement [Member] | Chief Operating Officer [Member]
Stockholders' Equity (Textual)
Value of restricted common stock												$ 753,191
Shares of restricted common stock												15,371,250
Market price of common stock on grant date										$ 0.049		$ 0.049
Employment Agreement [Member] | Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Value of restricted common stock												$ 251,064
Shares of restricted common stock												5,123,750
Market price of common stock on grant date										$ 0.049		$ 0.049
Subscription Agreement [Member] | Investor [Member]
Stockholders' Equity (Textual)
Warrants exercisable										1,000,000		1,000,000
Shares of common stock issued to investors												1,000,000
Shares of common stock for subscription proceeds												$ 25,000
Debt Exchange Agreements [Member]
Stockholders' Equity (Textual)
Settlement of loans payable		$ 50,082
Debt Conversion Notices [Member]
Stockholders' Equity (Textual)
Number of shares issued on debt conversion		2,504,110					35,002,245
Debt conversion		$ 335,948
Net loss of conversion		433,610
Net loss on exchange		$ 50,082

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.